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               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, DC 20549

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2007
                 Check here if Amendment [ ] Amendment Number:

                       This Amendment (Check only one):
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Torchmark Corporation
Address: 3700 South Stonebridge Drive
         McKinney, Texas 75070

Form 13F File Number: 28-1112

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name: Carol A. McCoy
Title: Vice President, Associate Counsel & Secretary
Phone: 205-325-4243

Signature, Place and Date of Signing:
================================================================================

/s/ Carol A. McCoy
--------------------------------------------------------------------------------
(Signature)
Birmingham, AL
November 14, 2007

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE. (Check here if no holdings reporting are in this report and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reporting by other reporting manager(s).)

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                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 24

Form 13F Information Table Value Total:

          $ 126,018 (thousands)
          ---------

List of Other Included Managers: None

   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                          FORM 13F INFORMATION TABLE

       Column 1              Column 2 Column 3  Column 4          Column 5       Column 6  Column 7      Column 8
-----------------------------------------------------------------------------------------------------------------------
                                                                                                          Voting
              Name of        Title of             Value   Shrs or   SH/    Put/ Investment  Other        authority
              Issuer          Class     CUSIP   (x $1000) prn amt   PRN    Call Discretion Managers Sole  Shared   None
-----------------------------------------------------------------------------------------------------------------------
   1   Allstate Corp         Common   020002101   14,383  251,500    SH            Sole              X
   2   Ambac Finl Grp Inc.   Common   023139108    8,430  134,000    SH            Sole              X
   3   Anadarko Petroleum
       Corp                  Common   032511107    7,525  140,000    SH            Sole              X
   4   Arcelor Mittal        Common   03937E101    3,840   49,000    SH            Sole              X
   5   Argonaut Group Inc    Common   040157109      508   16,289    SH            Sole              X
   6   Bank of America
       Corp                  Common   060505104   12,085  240,400    SH            Sole              X
   7   CIT Group Inc         Common   125581108    1,166   29,000    SH            Sole              X
   8   Cummins Inc.          Common   231021106    2,302   18,000    SH            Sole              X
   9   Encana Corp           Common   292505104    6,667  107,800    SH            Sole              X
  10   General Maritime
       Corp                  Common   Y2692M103    8,373  300,000    SH            Sole              X
  11   Hartford Finl Svc Grp
       Inc                   Common   416515104    3,415   36,900    SH            Sole              X
  12   Argo Group
       International
       Holdings Ltd          Common   G0464B107      460   10,561    SH            Sole              X
  13   American Eagle
       Outfitters Inc        Common   02553E106      526   20,000    SH            Sole              X
  14   Lowe's Cos Inc        Common    54861107    3,629  129,500    SH            Sole              X
  15   MBIA Inc              Common   55262C100   10,281  168,400    SH            Sole              X
  16   Methanex Corp         Common   59151K108    5,728  225,500    SH            Sole              X
  17   American Express Co   Common   025816109      297    5,000    SH            Sole              X
  18   PMI Group Inc (The)   Common   69344M101    2,900   88,700    SH            Sole              X
  19   Safeco Corp           Common   786429100   13,940  227,700                  Sole              X
  20   Seaboard Corp         Common   811543107    2,691    1,373
  21   Steel Dynamics Inc.   Common   858119100    8,359  179,000    SH            Sole              X
  22   Torchmark Corp        Common   891027104    3,988   64,000    SH            Sole              X
  23   US Bancorp            Common   902973304    3,956  121,600    SH            Sole              X
  24   Westlake Chemical
       Corp                  Common   960413102      866   34,200    SH            Sole              X